S000024756 [Member] Investment Strategy - CLEARWATER INTERNATIONAL FUND	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers). The Fund defines emerging markets to be markets that are included in the MSCI Emerging Markets Index and defines frontier markets to be markets that are included in the MSCI Frontier Markets 100 Index.
In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management to the Fund: Parametric Portfolio Associates LLC (“Parametric”), Artisan Partners Limited Partnership (“Artisan Partners”), and WCM Investment Management, LLC (“WCM”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% to 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day‑to‑day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index—Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index—Net Dividends at any given time. The MSCI World Ex U.S.A. Index—Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex U.S.A. Index—Net Dividends consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the index to create a portfolio that will closely replicate the performance of the index. Perfect replication of the index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after‑tax return.
Artisan Partners utilizes two separate strategies in managing its portion of the Fund’s assets. With respect to its International Value strategy, Artisan Partners seeks to build a diversified portfolio of non‑U.S. companies of all sizes. With respect to its International Explorer strategy, Artisan Partners invests in non‑U.S. small capitalization companies (those that have a market capitalization of less than $5 billion at the time of purchase). In both strategies, Artisan Partners invests in companies that it believes to be undervalued. WCM utilizes two separate strategies in managing its portion of the Fund’s assets. With respect to its Focused Growth International strategy, WCM invests in approximately 30‑40 large capitalization non‑U.S. companies (companies with market capitalizations greater than $3.5 billion). With respect to its International Small Cap Growth Strategy, WCM invests in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Ex‑US Small Cap Index at the time of purchase. In both strategies, WCM seeks to identify companies believed to have above-average potential for growth in revenue and earnings. Overall, the Fund may be invested across all capitalization levels.